SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, which are directly and indirectly wholly-owned. All  intercompany accounts and transactions have been eliminated in consolidation.

(b)   Cash, Cash Equivalents and Restricted Cash

The Group considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Group maintains certain bank accounts in the PRC which are not protected by FDIC insurance or other insurance. There was approximately RMB 143 million held in non-US banks or financial institutions as of December 31, 2011. As of December 31, 2011, the Group held approximately RMB 11.1 million (US$ 1.76 million) cash in the United States of which RMB8.1 million (US$1.3 million) was in excess of FDIC insurance limits.. At December 31, 2011, the Group had approximately RMB 2.0 million restricted cash related to products guaranty insurance.

(c)    Trade Receivables

Trade receivables, which generally have 30 to 120 day terms, are recognized and carried at original invoice amounts less an allowance for doubtful accounts. Credit is offered to customers based on their payment history, financial capability, and credit rating. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. We evaluate specific accounts where we have information that certain customers are unable to meet their financial obligations. We also make judgments, based on the best available facts and circumstances, including but not limited to, the length of our relationship with the customer, the customers’ current credit status and known market factors, to record a specific reserve for customers against their corresponding receivable amounts. These specific reserves are re-evaluated and adjusted as additional information affects the estimated amounts. We write off receivables against allowance for doubtful account when there is evidence that the likelihood of collection is not probable and it is deemed uncollectible.

                (d)   Notes Receivable

For accounts receivable in which payment is received in the form of short-term financial instruments, the Group classifies such accounts receivable as notes receivable. These short-term financial instruments generally mature, and thus are convertible into cash, in six months or less.

(e)   Inventories

Inventories are priced at the lower of cost or market value. Market value represents the net realizable value for inventories. Cost is determined using the weighted average cost method.

We periodically review our inventory for excess inventory, obsolescence.  We write down the value of ending inventory for obsolete and unmarketable inventory equal to the difference between the cost of inventory and the estimated market value. These reviews require management to estimate future demand for our products and evaluate market conditions. Possible changes in these estimates could result in a write down of inventory. If actual market conditions are less favorable than those projected, additional inventory write-downs may be required. If actual market conditions are more favorable than projected, inventory previously written down may be sold, resulting in lower cost of sales and higher income from operations than expected in that period. As of December 31, 2011 and 2010, the balance of inventories reserves was RMB 7.9 million and RMB 5.4 million respectively.

(f)    Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Estimated useful lives are as follows:

Buildings 10 - 20 years
Machinery and equipment 6 - 10 years
Motor vehicles 6 years
Furniture, fixtures and office equipment 5 years

Maintenance and repair costs of a routine nature are expensed as incurred. Expenditures for major renewals and improvements that extend the life of an asset are capitalized.

(g)   Construction-in-Progress

Construction-in-progress is stated at cost which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and put into use. Construction-in-progress at December 31, 2011 represents a manufacturing factory that was under construction but was not ready for occupancy at year end and machinery under installation. There is no interest related to construction-in-progress for the years ended December 31, 2011, 2010, and 2009.

(h)   Impairment of Long-lived Assets

For long-lived assets used in operations, the Group records impairment losses when events and circumstances indicate that these assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their respective carrying amounts. If less, the impairment losses are based on the excess of the carrying amounts of these assets over their respective fair values. Their fair values would then become the new cost basis.  Fair value is determined by quoted market prices, if available. When quoted market prices are not available, the present value of the future estimated net cash flow is generally used. For assets held for sale, impairment losses are measured at the lower of the carrying amount or the fair value less costs to sell. For assets to be disposed of other than by sale, impairment losses are measured at their carrying amount less salvage value, if any, at the time the assets cease to be used.

(i)    Income Taxes

The Group uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carry forwards, to the extent that such benefits will more-likely-than-not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The National People’s Congress, China’s parliament, promulgated on March 16, 2007, set a unified corporate income tax rate of 25% applicable to both domestic and foreign funded companies.  The new tax rate of 25% will take effect gradually. The applicable tax rate is 18% for calendar year 2008, 20% for 2009, 22% for 2010, 24% for 2011, and 25% for 2012. However, Hainan Jinpan was recognized as a technically advanced enterprise at the end of 2008 and is entitled to a 15% tax rate for three years commencing from January 1, 2008. Hainan Jinpan extended its status as technically advanced enterprise in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011. Jinpan China is not subject to income tax for 2008 and 2009. From 2010 to 2012, the income tax rate applicable to Jinpan China will be one half of the prevailing rate. Shanghai Jinan’s income tax rate is 25% in 2011. Shanghai T&D is taxed at 1.25% of sales. (For more information on Jinpan China’s effective tax rates, see Note 9. Deferred Tax Assets and Income Taxes.)

The Group classifies tax penalties and interest expense as income tax expense.

(j)    Value Added Tax

All of the Group’s products sold in the PRC are subject to Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing its finished products.  The VAT amounts paid and available for offset are maintained in VAT Tax payables.

(k)   Goodwill

We adopted amended standards that simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes that it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform goodwill impairment testing. We adopted amended standard, the adoption of these amended standards did not have an impact on our consolidated financial statements

            (l)    Foreign Currency Translation

The reporting currency of the Group is the Renminbi. The functional currency of Hainan Jinpan and Jinpan China is Renminbi and the functional currency of the Company and Jinpan USA is the US dollar. Financial statements for these entities have been translated into Renminbi in accordance with ASC 830, Foreign Currency Translation.  Asset and liability accounts are translated using the exchange rates in effect at the balance sheet date, and shareholders’ equity accounts are translated at the historical exchange rate. Income statement and cash flows amounts are translated using the average exchange rate for the applicable year. The gains and losses resulting from the changes in exchange rates from year-to-year are reported in Accumulated Other Comprehensive Income (Loss). The effect on the transaction gains and losses as reported on the Consolidated Statements of Income is insignificant for all years presented herein.

(m) Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Income and determined using the straight-line basis over the applicable lease term. The Operating Lease Rental Expense incurred by the Group during the years ended December 31, 2011, 2010 and 2009 amounted to RMB 3.8 million, RMB 2.9 million and RMB 2.7 million, respectively. All the operating leases were recorded as selling and administrative expense.

(n)   Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. For our products, there are no acceptance provisions, installation or other services required after the delivery.   Revenue is recognized on the sale of goods, when the significant risks and rewards of ownership have been transferred to the buyer upon delivery, provided that the Company maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold.

                (o)   Non-Operating Income

For the Group’s non-operating transactions, income is recognized as follows:

(i)	interest income from bank deposits is recognized on a time proportionate basis using the principal outstanding and at the applicable interest rate; and

(ii)
government grant income is recognized as a component of other income when the relevant approvals are received from the government and any grant terms are met. If management does not believe that sufficient objective and positive evidence exists to conclude that approval of the grant from government is probable, the receipt of the grant is not recognized as income.

(p)   Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes.  Actual results could differ from those estimates.

(q)   Earnings Per Common and Common Equivalent Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.  Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. The number of ordinary equivalent shares is related to outstanding stock options and warrants and is calculated using the treasury stock method.

(r)    Accumulated Other Comprehensive Income (Loss)

Unrealized gains or losses on the Group’s available-for-sale securities and foreign currency translation adjustments are included in Accumulated Other Comprehensive Income (Loss). The balance of accumulated other comprehensive income at December 31, 2011 and 2010 was approximately RMB (3.0) million and RMB 2.4 million respectively.

(s)	Research and Development Costs

Research and development costs consist of expenditures incurred during the course of planned research and investigation to develop new products or processes, or significantly enhance existing products or production processes, and implement new methods of design, testing of product alternatives or construction of prototypes.  The Group expenses all research and development costs as incurred.  The research and development costs incurred by the Group during the years ended December 31, 2011, 2010 and 2009 were RMB 68.6 million, RMB 51.4 million and RMB 40.8 million, respectively and all these amounts were recorded as selling and administrative expense.

(t)	Advertising Expense

The cost of advertising is expensed as incurred. The Group incurred RMB 1.3 million, RMB 0.6 million and RMB 3.0 million in advertising costs during 2011, 2010 and 2009, respectively and all these amounts were recorded as selling and administrative expense.

(u)   Shipping and Handling Expenses

The cost of shipping and handling is expensed as incurred and reported within Selling and Administration Expenses. The Group incurred RMB 32.6 million, RMB 24.7 million and RMB 20.5 million in shipping and handling costs during 2011, 2010 and 2009, respectively.

(v)   Stock-based Compensation

We record stock-based compensation expense based upon the grant date fair value of share-based awards. The fair value of the award is recognized as expense ratably over the requisite service periods. We use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value.

(For more information on the valuation methods used for options and warrants, see note 19(e), and (g), Stock Option Activity, Option Valuation Assumptions and Warranty Valuation Assumptions, respectively.)

                (w)  Product Warranty

The Group provides a basic limited warranty, which covers parts and labor, for all products, for one year.  The product warranty expense incurred in each year from 2009 through 2011 is not considered significant and the product warranty expense has not correlated with sales volume, thus, the Group recorded warranty expense as incurred. The Group incurred RMB 4.0 million, RMB 2.6 million, and RMB 1.3 million in product warranty expense during the years ended December 31, 2011, 2010 and 2009, respectively.

(x)	New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in stockholders’ equity has been eliminated. The amendment becomes effective on January 1, 2012 and is applied retrospectively. Early adoption is permitted. This guidance will not have an impact on the Company’s consolidated financial position, results of operations or cash flows as it is disclosure-only in nature.

In December 2011, The FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, to indefinitely defer the effective date of the requirement to reclassification adjustments from other comprehensive income (OCI) to net income by component under ASU 2011-05, Presentation of Comprehensive Income, to allow time for reconsideration of these provisions. The deferral in ASU 2011-12 does not affect the effective date of the other presentation requirements in ASU 2011-05. The amendments in ASU 2011-05 are effective for fiscal years and for interim periods within those fiscal years, beginning after December 15, 2011 (that is, the fiscal year beginning January 1, 2012 for calendar-year entities) for public entities. The amended guidance must be applied retrospectively and early adoption is permitted. This guidance will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued a revised standard on testing for goodwill impairment. The revised standard allows an entity to first assess qualitatively whether it is necessary to perform step one of the two-step annual goodwill impairment test. An entity is required to perform step one only if the entity concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, a likelihood of more than 50 percent. An entity can choose to perform the qualitative assessment on none, some, or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then perform the qualitative assessment in any subsequent period. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. In the fourth quarter 2011, we adopted amended standard, the adoption of these amended standards did not have an impact on our consolidated financial statements.